Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Long-term debt	¥ 220,400	¥ 220,603
Less: Current portion	(200)	(203)
Total long-term debt	220,200	220,400
Unsecured Corporate Bonds | Japanese Yen Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt	220,000	220,000
Unsecured Indebtedness to Financial Institutions | Japanese Yen Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt	¥ 400	¥ 603